UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

VCA 2

Schedule Of Investments As of March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 97.7%
COMMON STOCKS - 96.4%
Biotechnology - 3.9%
Amgen Inc. (a)	131,200	$5,481,536
Genentech Inc. (a)	114,700	9,311,346

		14,792,882

Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	107,070	4,468,031
Merrill Lynch & Co., Inc.	69,400	2,827,356

		7,295,387

Commercial Services & Supplies - 2.6%
Waste Management, Inc.	296,700	9,957,252

Communications Equipment - 1.4%
QualComm, Inc.	127,300	5,219,300

Computers & Peripherals - 2.3%
Apple, Inc. (a)	29,300	4,204,550
Lexmark International Inc. Cl.A (a)	152,000	4,669,440

		8,873,990

Consumer Finance - 1.8%
SLM Corp.	443,000	6,800,050

Diversified Consumer Services - 4.0%
Career Education Corp. (a)	334,600	4,256,112
H & R Block, Inc.	520,800	10,811,808

		15,067,920

Energy Equipment & Services - 1.4%
Halliburton Co.	136,700	5,376,411

Electric Utilities - 2.4%
Entergy Corp.	47,000	5,126,760
Progress Energy Inc.	96,400	4,019,880

		9,146,640

Food & Staples Retailing - 5.7%
CVS Caremark Corp.	136,600	5,533,666
Kroger Co. (The)	379,900	9,649,460
Wal-Mart Stores, Inc.	126,000	6,637,680

		21,820,806

Food Products - 4.8%
Cadbury Schweppes PLC. ADR (United Kingdom)	219,900	9,723,978
ConAgra Foods, Inc.	356,300	8,533,385

		18,257,363

Health Care Providers & Services - 4.1%
Cardinal Health, Inc.	102,600	5,387,526
Omnicare, Inc.	321,700	5,842,072
Wellpoint Inc. (a)	94,900	4,187,937

		15,417,535

Household Products - 1.3%
Kimberly-Clark Corp.	78,000	5,034,900

Independent Power Producers & Energy Traders - 1.6%
NRG Energy, Inc. (a)	155,900	6,078,541

Insurance - 3.6%
American International Group, Inc.	173,200	7,490,900
Loews Corp.	158,000	6,354,760

		13,845,660

Internet & Catalog Retail - 1.6%
IAC/InterActiveCorp. (a)	299,200	6,211,392

Internet Software & Services - 1.4%
Google, Inc. Cl. A (a)	12,400	5,461,828

Media - 6.1%
Liberty Global, Inc. Ser. C (a)	248,305	8,064,946
Comcast Corp.	554,800	10,729,832
XM Satellite Radio Holdings Inc. (a)	387,800	4,506,236

		23,301,014

Metals & Mining - 3.0%
Freeport-McMoRan Cooper & Gold, Inc.	52,700	5,070,794
Lihir Gold Limited ADR (Papua New Guinea)	203,900	6,488,098

		11,558,892

Multi-Utilities - 2.0%
Sempra Energy	145,000	7,725,600

Office Electronics - 1.6%
Xerox Corp.	413,000	6,182,610

Oil, Gas & Consumable Fuels - 17.7%
Devon Energy Corp.	62,000	6,468,460
Marathon Oil Corp.	144,500	6,589,200
Murphy Oil Corp.	76,000	6,242,640
Nexen, Inc.	221,500	6,558,615
Occidental Petroleum Corp.	124,400	9,102,348
Petroleo Brasileiro SA ADR (Brazil)	50,300	5,136,133
Suncor Energy, Inc.	64,000	6,166,400
Talisman Energy, Inc.	276,200	4,888,740
Valero Energy Corp.	109,500	5,377,545
Williams Cos Inc.	137,900	4,547,942
XTO Energy, Inc.	102,300	6,328,278

		67,406,301

Paper & Forest Products - 1.4%
Domtar Corp. (a)	775,500	5,296,665

Pharmaceuticals - 5.6%
Abbott Laboratories	89,300	4,924,895
Mylan Inc.	343,400	3,983,440
Schering-Plough Corp.	386,200	5,565,142
Wyeth	161,500	6,744,240

		21,217,717

Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd. (a)	464,600	5,054,848
Spansion Inc. (a)	841,300	2,313,575

		7,368,423

Software - 4.5%
Adobe Systems Incorporated (a)	131,700	4,687,203
CA Inc.	224,800	5,058,000
Symantec Corp. (a)	437,500	7,271,250

		17,016,453

Thrifts & Mortgage Finance - 2.3%
Federal National Mortgage Association	113,600	2,989,952
People’s United Financial, Inc.	339,660	5,879,515

		8,869,467

Tobacco - 1.3%
Altria Group, Inc.	65,200	1,447,440
Phillip Morris International, Inc. (a)	65,200	3,297,816

		4,745,256

Wireless Telecommunication Services - 3.2%
NII Holdings, Inc. (a)	200,400	6,368,712
Sprint Nextel Corp.	721,088	4,824,079
Virgin Mobile USA Inc. (a)	518,000	1,051,540

		12,244,331

TOTAL COMMON STOCKS (Cost:364,976,451)		367,590,586

	Principal Amount (000)
CORPORATE BOND - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Trident Resources, Unsec’d Note, PIK (Canada),	$5,205	4,897,286

Private Placement, 12.39625% due 8/12/12 (b)(c) (Cost: $5,205,484; purchased 8/20/07)

	Shares
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp.(Canada),	505,989	50

Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)
TOTAL LONG-TERM INVESTMENTS (Cost: $370,181,935)		372,487,922

SHORT-TERM INVESTMENTS - 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund-
Taxable Money Market Series (e) (Cost: $8,363,702)	8,363,702	8,363,702

TOTAL INVESTMENTS (d) - 100% (Cost: $378,545,637)		380,851,624
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		469,517

NET ASSETS - 100%		$381,321,141

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,205,484. The aggregate value of $4,897,336 is approximately 1.3% of net assets.
(d)	As of March 31, 2008, two securities valued at $4,897,336 and representing 1.3% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.

ADR American Depository Receipt

PIK Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$375,954,288	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	4,897,336	—

Total	$380,851,624	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$5,397,817
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(500,481)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$4,897,336

VARIABLE CONTRACT ANNUITY 2

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.